COMMITMENTS AND CONTINGENCIES (Tables)	6 Months Ended
Jun. 30, 2013
Commitments and Contingencies Disclosure [Abstract]
Temporary Equity [Table Text Block]	The following shows the changes in the redeemable common stock from October 24, 2011 through June 30, 2013.

Cash received for 880,982 shares issued after October 24, 2011	$89,000
Mark redeemable common stock down to the redeemable amount	(974)
Interest on redeemable common stock	247
Redeemable common stock value at December 31, 2011	$88,273
Cash and note relief received for 3,636,619 shares issued	227,000
Mark redeemable common stock up to the redeemable amount	29,516
Interest on redeemable common stock	22,701
Redeemable common stock value at December 31, 2012	$367,490
Cash received for 5,699,885 shares issued	197,000
Mark redeemable common stock up to the redeemable amount	14,701
Interest on redeemable common stock	21,298
Redeemable common stock value at June 30, 2013	$600,489